Subsequent Events (Details)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 01, 2024 USD ($)	Jan. 19, 2024 USD ($) $ / shares shares	Jan. 31, 2024 shares	Jun. 30, 2024 $ / shares shares	Jun. 30, 2023 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Jan. 19, 2027 $ / shares	Jan. 19, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 04, 2023 $ / shares	May 30, 2023 shares	Mar. 15, 2023 $ / shares shares	Feb. 16, 2023 $ / shares shares
Subsequent Events [Line Items]
Number of share issued						350,000
Total proceeds (in Dollars) | $						$ 160,000
Exercise warrants share						350,000
Initial pricing per share (in Dollars per share) | (per share)												$ 0.255	$ 0.31
Cash commissions paid (in Dollars) | $								$ 172,480
Warrants issued												3,277,007
Consulting fee (in Dollars) | $		$ 320,000
ExerciseShare options		272,840									272,840
Exercise price per share (in Dollars per share) | $ / shares											$ 0.22
Principal balance (in Dollars) | $	$ 300,000
Warrants originally issued												1
Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares												$ 0.39
Warrants issued												11,317,750			459,586
Warrants originally issued												3,322,471		1		6,097,579
Minimum [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares															$ 0.39	$ 0.39
Minimum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note of interest rate	5.50%
Minimum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares															0.39	0.39
Maximum [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares															0.289	0.283
Maximum [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Promissory note of interest rate	7.00%
Maximum [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares															$ 0.289	$ 0.283
Consulting Agreement [Member]
Subsequent Events [Line Items]
Issuance of shares		14,558,285
Common Stock [Member]
Subsequent Events [Line Items]
Total proceeds (in Dollars) | $						$ 140,000
Exercise price per share | $ / shares				$ 0.4		$ 0.4
Issuance of shares						4,222,155	2,129,566	2,129,566
Exercise of common shares			192,500	180,000	1,050,000	372,500		2,865,000	416,519
Subsequent Event [Member]
Subsequent Events [Line Items]
Units issued		16,965,762									16,965,762
Price per unit (in Dollars per share) | $ / shares		$ 0.22
Total gross proceeds (in Dollars) | $		$ 3,732,467
Cash commissions paid (in Dollars) | $		$ 342,320
Percentage of gross proceeds		6.00%									6.00%
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants issued		1,037,330									1,037,330
Subsequent Event [Member] | Finders [Member]
Subsequent Events [Line Items]
Cash commissions paid (in Dollars) | $		$ 48,858
Forecast [Member]
Subsequent Events [Line Items]
Initial pricing per share (in Dollars per share) | $ / shares										$ 0.31
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Exercise price per share | $ / shares										$ 0.31